Segment Reporting - Reconciliation of net sales of reportable segments to consolidated net product sales (Details) new - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Revenue	$ 765,736	$ 650,935	$ 576,354
China
Segment Reporting
Revenue	518,566	443,865	374,929
Foreign countries
Segment Reporting
Revenue	122,023	99,190	89,969
Operating segments
Segment Reporting
Revenue	1,081,429	925,460	803,536
Operating segments | China
Segment Reporting
Revenue	794,094	686,340	565,227
Operating segments | Foreign countries
Segment Reporting
Revenue	287,335	239,120	238,309
Eliminations
Segment Reporting
Revenue	$ (315,693)	$ (274,525)	$ (227,182)